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                                                         [LOGO] LINCOLN
                                                                ---------------
                                                                FINANCIAL GROUP
                                                                LINCOLN LIFE

Jeffrey A. Brine, Esquire
Assistant Vice President and Senior Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Telephone: 860 466 1079
Facsimile:  860 466 1778


May 4, 2001


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Variable Life Account B of Aetna Life Insurance and Annuity Company (the "Account")
         Rule 497(j) Filing
         File No. 033-76018;  811-04536

Ladies and Gentlemen:

Pursuant to an agreement between Aetna Life Insurance and Annuity Company ("ALIAC") and The Lincoln National Life Insurance Company ("Lincoln"), Lincoln is responsible for filings associated with this Registration Statement.

On behalf of ALIAC and its Separate Account referenced above and Lincoln, we certify, pursuant to Paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement to the Prospectus for certain variable life insurance contracts offered by ALIAC through the Account, otherwise requiring filing under Rule 497(b), does not differ from the form of the Supplement contained in the most recent post-effective amendment filed electronically on April 30, 2001.

Please contact me in writing or at (860) 466-1079 if you have any questions about this filing.

Sincerely yours,

/s/ Jeffrey A. Brine

Jeffrey A. Brine

Enclosure